Fair Value of Financial Instruments, Assets and Liabilities Measured on Nonrecurring Basis (Details) - Nonrecurring [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	$ 0
Liabilities, fair value	$ 0